capital structure financial policies (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)
capital structure financial policies
Net debt	$ 25,189	$ 28,569
EBITDA - excluding restructuring and other costs	7,354	7,333
Net interest cost (Note 9)	$ 1,463	$ 1,357
Debt ratio
Net debt to EBITDA - excluding restructuring and other costs	3.4	3.9
Coverage ratios
Earnings coverage ratio	2.1	2
EBITDA - excluding restructuring and other costs interest coverage	5	5.4
Net debt and managed capitalization
Long-term debt	$ 30,539	$ 28,854
TELUS Corporation junior subordinated notes equity credit deducted in calculating net debt	(3,625)
Debt issuance costs netted against long-term debt	167	120
Derivative (assets) liabilities used to manage interest rate and currency risks associated with U.S. dollar-denominated debt, net	71	(68)
Accumulated other comprehensive income (loss) amounts arising from financial instruments used to manage interest rate and currency risks associated with U.S. dollar-denominated debt - excluding tax effects	(262)	(390)
Cash and temporary investments, net	(2,621)	(869)	$ (864)
Short-term borrowings	920	922
Net debt	25,189	28,569
Common equity	15,775	15,620
Non-controlling interests	804	1,178
Add: TELUS Corporation junior subordinated notes equity credit deducted in calculating net debt	3,625
Less: accumulated other comprehensive income (loss) amounts included above in common equity and non-controlling interests	(4)	34	$ 46
Total managed capitalization	45,389	45,401
Calculation of EBITDA - excluding restructuring and other costs
EBITDA	6,922	6,840
Restructuring and other costs	432	493
EBITDA - excluding restructuring and other costs	$ 7,354	$ 7,333
Changes in debt and coverage ratios
Target leverage ratio	3
Net debt to operating cash flow ratio maximum	4.25
Net debt to EBITDA - excluding restructuring and other costs	3.4	3.9
Earnings coverage ratio	2.1	2
Increase (decrease) in earnings coverage ratio due to an (increase) decrease in borrowing costs	(0.3)
EBITDA - excluding restructuring and other costs interest coverage ratio	5	5.4
Increase (decrease) in net interest costs	$ 106
Increase (decrease) in EBITDA - excluding restructuring and other costs interest coverage ratio due to an (increase) decrease in net interest costs	0.4
Dividend payout ratio
Ratio of TELUS Corporation Common Share dividends declared to cash provided by operating activities - less capital expenditures	110.00%	105.00%
TELUS Corporation Common Share dividend payout ratio - net of dividend reinvestment plan effects	75.00%	81.00%
TELUS Corporation Common Share dividends declared	$ 2,532	$ 2,314
Amount of TELUS Corporation Common Share dividends declared reinvested in TELUS Corporation Common Shares	(876)	(709)
TELUS Corporation Common Share dividends declared - net of dividend reinvestment plan effects	$ 1,656	$ 1,605
Minimum
Debt ratio
Target Net debt to EBITDA - excluding restructuring and other costs	2.2	2.2
Dividend payout ratio
Target dividend payout ratio, (as a per cent)	60.00%	60.00%
Target ratio from free cash flow	60.00%	60.00%
Maximum
Debt ratio
Target Net debt to EBITDA - excluding restructuring and other costs	2.7	2.7
Dividend payout ratio
Target dividend payout ratio, (as a per cent)	75.00%	75.00%
Target ratio from free cash flow	75.00%	75.00%